UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001841025

Mill City Mortgage Loan Trust 2021-NMR1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: __________

Gordon Sweely, 212-667-1557
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 19, 2021

Nomura Asset Depositor Company, LLC
(Depositor)

By:	/s/ Gordon Sweely
	Name:	Gordon Sweely
	Title:	Managing Director

EXHIBIT INDEX

Exhibit Number

99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 - Form ABS Due Diligence-15E

Schedule 2 - Pay History Report

Schedule 3 - Modification Report

Schedule 4 - Title Summary

Schedule 5 - Title Summary (Meridian)

Schedule 6 – Compliance Summary (JCIII)

Schedule 7 - Compliance Only Extract

Schedule 8 - Loan Level Exception

Schedule 9 - Exception Grades

Schedule 10 - Data Compare Report

Schedule 11 - Data Report (JCIII)

Schedule 12 - Exception Report (JCIII)

Schedule 13 - Itemized Report (JCIII)

Schedule 14 - Pay String Report (JCIII)

99.2       Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 - Due Diligence Narrative Report

Schedule 2 - ASF Upload

Schedule 3 - Conditions Report

Schedule 4 - Loan Level Tape Compare Upload

Schedule 5 - Pay History Report

Schedule 6 - Rating Agency ATR/QM Data Fields

Schedule 7 - Mod Upload

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